Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include ChoiceOne Financial Services, Inc., its wholly-owned subsidiary, ChoiceOne Bank, and ChoiceOne Bank's wholly-owned subsidiary, ChoiceOne Insurance Agencies, Inc. (together referred to as "ChoiceOne"). Intercompany transactions and balances have been eliminated in consolidation.

Nature of Operations

ChoiceOne Bank (the "Bank") is a full-service community bank that offers commercial, consumer, and real estate loans as well as traditional demand, savings and time deposits to both commercial and consumer clients in portions of Kent, Muskegon, Newaygo, and Ottawa counties in Michigan. Substantially all loans are secured by specific items of collateral including business assets, consumer assets, and real estate. Commercial loans are expected to be repaid from the cash flows from operations of businesses. Real estate loans are collateralized by either residential or commercial real estate.

ChoiceOne Insurance Agencies, Inc. (the "Insurance Agency") is a wholly-owned subsidiary of the Bank. The Insurance Agency sells insurance policies such as life and health for both commercial and consumer clients. The Insurance Agency also offers alternative investment products such as annuities and mutual funds through a registered broker.

Together, the Bank and the Insurance Agency account for substantially all of ChoiceOne's assets, revenues and operating income.

Use of Estimates

To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, ChoiceOne's management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided. Actual results may differ from these estimates. Estimates associated with securities available for sale, the allowance for loan losses, other real estate owned, core deposit intangible assets, loan servicing rights, goodwill, and fair values of certain financial instruments are particularly susceptible to change.

Cash and Cash Equivalents

Cash and cash equivalents are defined to include cash on hand, demand deposits with other banks, and federal funds sold. Cash flows are reported on a net basis for customer loan and deposit transactions, deposits with other financial institutions, and short-term borrowings with original terms of 90 days or less.

Securities

Securities are classified as available for sale because they might be sold before maturity. Securities classified as available for sale are carried at fair value, with unrealized holding gains and losses reported separately in the accumulated other comprehensive income or loss section of shareholders' equity, net of tax effect. Restricted investments in Federal Reserve Bank stock and Federal Home Loan Bank stock are carried at cost. Equity securities consist of investments in preferred stock, trust-preferred securities, and investments in common stock of other financial institutions.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized using the level-yield method without anticipating prepayments. Gains or losses on sales are recorded on the trade date based on the amortized cost of the security sold.

Management evaluates securities for other-than-temporary impairment ("OTTI") on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The evaluation of securities includes consideration given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, whether the market decline was affected by macroeconomic conditions and whether ChoiceOne has the intent to sell the security or more likely than not will be required to sell the security before its anticipated recovery. In analyzing an issuer's financial condition, management may consider whether the securities are issued by the federal government or its agencies, or U.S. Government sponsored enterprises, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether ChoiceOne intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If ChoiceOne intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment. If a security is determined to be other-than-temporarily impaired, but ChoiceOne does not intend to sell the security, only the credit portion of the estimated loss is recognized in earnings, with the other portion of the loss recognized in other comprehensive income.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Loans held for sale are reported at the lower of cost or market, on an aggregate basis.

Interest income on loans is reported on the interest method and includes amortization of net deferred loan fees and costs over the estimated loan term. Interest on loans is accrued based upon the principal balance outstanding. The accrual of interest is discontinued at the time at which commercial loans are 90 days past due unless the loan is secured by sufficient collateral and in the process of collection. Interest on consumer or real estate secured loans is discontinued at the time at which the loan is 120 days past due unless the credit is secured by sufficient collateral and in the process of collection. Past due status is based on the contractual terms of the loan. In all cases, loans are placed into nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful. Interest accrued but not received is reversed against interest income when the loans are placed into nonaccrual status. Interest received on such loans is applied to principal until qualifying for return to accrual. Loans are returned to accrual basis when all the principal and interest amounts contractually due are brought current and future payment is reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is a valuation allowance for probable incurred credit losses. The allowance is increased by the provision for loan losses and decreased by loans charged off less any recoveries of charged off loans. Management estimates the allowance balance required based on past loan loss experience, the nature and volume of the loan portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged off. Loan losses are charged against the allowance when management believes the collectibility of a loan balance is not possible.

The allowance consists of general and specific components. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful.

A loan is impaired when full payment under the loan terms is not expected. Commercial loans are evaluated for impairment on an individual loan basis. If a loan is considered impaired, a portion of the allowance for loan losses is allocated to the loan so that it is reported, net, at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans such as consumer and real estate mortgage loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Land is carried at cost. Land improvements are depreciated using the straight-line method with useful lives ranging from 7 to 15 years. Building and related components are depreciated using the straight-line method with useful lives ranging from 5 to 39 years. Leasehold improvements are depreciated over the shorter of the estimated life or the lease term. Furniture and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years. Fixed assets are periodically reviewed for impairment when events indicate their carrying amounts may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Other Real Estate Owned

Real estate properties acquired in the collection of a loan are initially recorded at fair value at acquisition establishing a new cost basis. Any reduction to fair value from the carrying value of the related loan is accounted for as a loan loss. After acquisition, a valuation allowance reduces the reported amount to the lower of the initial amount or fair value less costs to sell. Expenses to repair or maintain properties are included within other noninterest expenses. Gains and losses upon disposition and changes in the valuation allowance are reported net within other noninterest income.

Loan Servicing Rights

Servicing rights represent the allocated value of servicing rights on loans sold with servicing retained. Servicing rights are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates and then, secondarily, as to geographic and prepayment characteristics. Fair value is determined using prices for similar assets with similar characteristics when available or based upon discounted cashflows using market-based assumptions. Any impairment of a grouping is reported as a valuation allowance.

Goodwill

Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of the acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment will be recognized in the period identified.

Loan Commitments and Related Financial Instruments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet financing needs of customers. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Employee Benefit Plans

ChoiceOne's 401(k) plan allows participants to contribute up to the IRS maximum. Contributions from ChoiceOne to its 401(k) plan are discretionary. ChoiceOne also allows retired employees to participate in its health insurance plan. Employees who have attained age 55 and completed at least ten years of service to ChoiceOne are eligible to participate as a retiree until they are eligible for Medicare. These postretirement benefits are accrued during the years in which the employee provides service.

Employee Stock Ownership Plan

The cost of shares issued to the Employee Stock Ownership Plan (the "ESOP") but not yet allocated to participants is presented as a reduction of shareholders' equity. Compensation expense is recorded based on the market price of the shares as they are committed to be released for allocation to participant accounts. The difference between the market price and the cost of shares committed to be released is recorded as an adjustment to additional paid-in capital. Dividends on allocated ESOP shares are recorded as a reduction of retained earnings while dividends on unallocated ESOP shares are reflected as a reduction of debt and accrued interest. Upon distribution of shares to a participant, the participant has the right to require the Company to purchase his or her shares at fair value in accordance with the terms and conditions of the ESOP. As such, these shares are not classified in shareholders' equity as permanent equity.

Income Taxes

Income tax expense is the sum of the current year income tax due and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Earnings Per Share

Basic earnings per common share ("EPS") is based on weighted-average common shares outstanding. The weighted-average number of shares used in the computation of basic and diluted EPS includes shares allocated to the ESOP. Diluted EPS further assumes issue of any dilutive potential common shares issuable under stock options.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income or loss. Other comprehensive income or loss includes unrealized gains and losses on securities available for sale, net of tax, and changes in the funded status of postretirement plans which are also recognized as a separate component of shareholders' equity.

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe that there are any such matters that may have a material effect on the financial statements.

Cash Restrictions

Cash on hand or on deposit with the Federal Reserve Bank of $111,000 and $83,000 was required to meet regulatory reserve and clearing requirements at December 31, 2011 and 2010, respectively. The balance in excess of the amount required was interest-bearing as of December 31, 2011 and December 31, 2010.

Stock-Based Compensation

ChoiceOne records stock-based compensation cost using the fair value method. Compensation costs related to stock options granted is disclosed in Note 14.

Dividend Restrictions

Banking regulations require the maintenance of certain capital levels and may limit the amount of dividends that may be paid by the Bank to ChoiceOne (see Note 21).

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, which are more fully documented in Note 19 to the consolidated financial statements. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Operating Segments

While ChoiceOne's management monitors the revenue streams of various products and services for the Bank and Insurance Agency, operations and financial performance are evaluated on a company-wide basis. Accordingly, all of the financial service operations are considered by management to be aggregated into one reportable operating segment.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS ("ASU 2011-08"). The standard clarifies existing fair value measurement and disclosure requirements and changes existing principles and disclosure guidance. Clarifications were made to the relevancy of the highest and best use valuation concept, measurement of an instrument classified in an entity's shareholder's equity and disclosure of quantitative information about the unobservable inputs for level 3 fair value measurements. Changes to existing principles and disclosures included measurement of financial instruments managed within a portfolio, the application of premiums and discounts in fair value measurement, and additional disclosures related to fair value measurements. The updated guidance and requirements are effective for financial statements issued for the first interim or annual period beginning after December 15, 2011, and will be applied prospectively. The adoption of this standard is not expected to have a material effect on ChoiceOne's consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income ("ASU 2011-05"). This standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminates the option to present the components of other comprehensive income (OCI) as part of the statement of equity. This standard is effective for fiscal years ending after December 15, 2012. The implementation of this standard will only change the presentation of comprehensive income; it will not have an impact on ChoiceOne's consolidated financial position or results of operations. In December 2011, the FASB issued ASU 2011-12. This standard defers the requirement to present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment ("ASU 2011-08"), to simplify how entities test goodwill for impairment. Prior to ASU 2011-08, an entity was required to perform a two-step test to assess goodwill for impairment. The first step compared the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit was less than its carrying value, the second step was used to measure the amount of the impairment loss, if any. ASU 2011-08 permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing appropriate events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then it is not required to perform the two-step impairment test for the reporting unit. ASU 2011-08 applies to both an entity's annual and interim goodwill impairment tests. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 and early adoption is permitted. ChoiceOne plans to adopt ASU 2011-08 as of January 1, 2012. The adoption of ASU 2011-08 is not expected to have a material impact on ChoiceOne's consolidated financial condition or results of operations.

Reclassifications

Certain amounts presented in prior year consolidated financial statements have been reclassified to conform to the current year's presentation.